Events Occurring After the Reporting Date (Details Narrative) (Bendon Limited) - NZD ($)		1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 13, 2018	Apr. 29, 2018	Jul. 31, 2018	Jul. 31, 2017	Jan. 31, 2018	Dec. 31, 2018	Sep. 30, 2018	Jun. 28, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 27, 2016
Disclosure of non-adjusting events after reporting period [line items]
Issue of equity			$ 30,101,000	$ 12,719,000
Borrowings, interest rate					15.00%
Bendon Limited [Member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount					$ 3,544,649
Borrowings, interest rate					7.00%
Term loan facility [Member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount			$ 20,000,000
Borrowings, interest rate			5.66%		5.55%
Term loan facility [Member] | Bendon Limited [Member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount											$ 16,000,000
Borrowings, interest rate					5.55%				4.84%	4.77%
Events Cccurring After Reporting Date [Member] | Bendon Limited [Member]
Disclosure of non-adjusting events after reporting period [line items]
Description of Borrowings		Each facility is subject to a facility fee of NZD$500,000 upon first draw down from each facility.
Borrowings, interest rate		7.50%
Events Cccurring After Reporting Date [Member] | Term loan facility [Member] | Bank of New Zealand [Member] | Bendon Limited [Member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount		$ 20,000,000			$ 3,640,000
Events Cccurring After Reporting Date [Member] | New Term Loan Facility [Member] | Bank of New Zealand [Member] | Bendon Limited [Member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount		$ 1,345,000				$ 3,000,000	$ 0
Percentage of gross margin					10.00%
Issue of equity	$ 20,000,000
Events Cccurring After Reporting Date [Member] | New Term Loan Facility [Member] | Bank of New Zealand [Member] | Bendon Limited [Member] | USD [Member]
Disclosure of non-adjusting events after reporting period [line items]
Issue of equity	$ 23,500,000
Events Cccurring After Reporting Date [Member] | Facility A [Member] | Bendon Limited [Member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount								$ 10,000,000
Events Cccurring After Reporting Date [Member] | Facility B [Member] | Bendon Limited [Member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount								$ 10,000,000